Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Common stocks: 99.17%
Real estate: 99.17%
Equity REITs: 99.17%
Acadia Realty Trust	1,786	$ 27,469
Agree Realty Corporation	1,502	105,065
Alexandria Real Estate Equities Incorporated	2,795	434,930
American Assets Trust Incorporated	979	28,675
American Homes 4 Rent Class A	5,694	188,301
Americold Realty Trust	5,070	151,340
Apartment Income REIT Corporation	2,902	110,421
Apartment Investment & Management Company Class A	2,864	24,000
Apple Hospitality REIT Incorporated	4,006	68,342
Ashford Hospitality Trust Incorporated †	649	4,225
AvalonBay Communities Incorporated	2,632	460,337
Boston Properties Incorporated	2,684	193,463
Brandywine Realty Trust	3,229	22,312
Brixmor Property Group Incorporated	5,641	130,758
Broadstone Net Lease Incorporated	3,258	55,288
Camden Property Trust	2,005	241,262
CareTrust REIT Incorporated	1,826	36,155
Centerspace REIT	289	18,641
Chatham Lodging Trust †	918	12,274
City Office REIT Incorporated	782	7,734
Community Healthcare Trust Incorporated	439	15,479
Corporate Office Properties Trust	2,116	58,761
Cousins Properties Incorporated	2,850	75,183
CubeSmart	4,225	174,873
DiamondRock Hospitality	3,970	37,358
Digital Realty Trust Incorporated	5,411	608,521
Diversified Healthcare Trust	4,501	4,456
Douglas Emmett Incorporated	3,309	57,312
Easterly Government Properties Incorporated	1,708	27,055
EastGroup Properties Incorporated	820	127,297
Empire State Realty Trust Incorporated Class A	2,509	19,344
EPR Properties	1,412	58,753
Equinix Incorporated	1,714	1,183,774
Equity Commonwealth	2,093	56,699
Equity Lifestyle Properties Incorporated	3,292	218,655
Equity Residential	6,372	413,288
Essential Properties Realty	2,658	61,692
Essex Property Trust Incorporated	1,226	270,186
Extra Space Storage Incorporated	2,521	405,099
Federal Realty Investment Trust	1,371	152,318
First Industrial Realty Trust Incorporated	2,486	125,667
Four Corners Property Trust Incorporated	1,533	41,606
Franklin Street Properties Corporation	1,729	5,049
Getty Realty Corporation	799	26,383
Global Medical REIT Incorporated	1,159	11,706
Global Net Lease Incorporated	1,952	26,411
Healthcare Realty Trust Incorporated	7,164	147,077
Healthpeak Properties Incorporated	10,158	266,749
Hersha Hospitality Trust	618	5,951
Highwoods Properties Incorporated	1,979	58,974
Host Hotels & Resorts Incorporated	13,459	254,913
Hudson Pacific Properties Incorporated	2,426	28,045
See accompanying notes to portfolio of investments

Allspring U.S. REIT Portfolio  |  1

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Equity REITs (continued)
Independence Realty Trust Incorporated	4,175	$ 75,651
Industrial Logistics Properties Trust	1,231	5,010
Innovative Industrial Properties Incorporated	399	48,363
Invitation Homes Incorporated	10,916	356,189
JBG Smith Properties	1,872	38,582
Kilroy Realty Corporation	1,979	85,532
Kimco Realty Corporation	11,643	266,858
Kite Realty Group Trust	4,124	94,027
Life Storage Incorporated	1,588	170,694
LTC Properties Incorporated	761	29,900
LXP Industrial Trust	5,269	56,694
Medical Properties Trust Incorporated	11,276	147,941
Mid-America Apartment Communities Incorporated	2,173	358,284
National Health Investors Incorporated	839	47,202
National Retail Properties Incorporated	3,333	154,518
National Storage Affiliates Trust	1,606	63,935
NETSTREIT Corporation	947	18,495
NexPoint Residential Trust Incorporated	429	20,631
Office Properties Income Trust	913	13,960
Omega Healthcare Investors Incorporated	4,406	133,414
Orion Office Incorporated	1,065	9,894
Paramount Group Incorporated	3,181	20,740
Park Hotels & Resorts Incorporated	4,232	54,297
Pebblebrook Hotel Trust	2,474	41,192
Piedmont Office Realty Trust Incorporated Class A	2,323	24,182
Plymouth Industrial Incorporated	687	14,221
Prologis Incorporated	17,382	2,047,426
Public Storage Incorporated	2,975	886,431
Realty Income Corporation	11,626	733,252
Regency Centers Corporation	2,899	192,581
Retail Opportunity Investment Corporation	2,344	35,746
Rexford Industrial Realty Incorporated	3,220	178,034
RLJ Lodging Trust	3,063	37,124
RPT Realty	1,603	17,954
Ryman Hospitality Properties Incorporated	1,038	95,008
Service Properties Trust	3,108	24,398
Simon Property Group Incorporated	6,163	736,108
SITE Centers Corporation	3,505	47,633
SL Green Realty Corporation	1,209	50,730
Spirit Realty Capital Incorporated	2,566	106,284
STAG Industrial Incorporated	3,373	111,005
Store Capital Corporation	5,002	159,564
Summit Hotel Properties Incorporated	2,012	17,203
Sun Communities Incorporated	2,322	341,102
Sunstone Hotel Investors Incorporated	3,996	43,916
Tanger Factory Outlet Centers Incorporated	1,964	38,200
Terreno Realty Corporation	1,250	73,300
The Macerich Company	4,042	51,333
The Necessity Retail REIT Incorporated	2,508	16,753
UDR Incorporated	5,749	238,411
UMH Properties Incorporated	956	16,835
Universal Health Realty Income Trust	238	12,493
Urban Edge Properties	2,210	34,763
Ventas Incorporated	7,524	350,092
Veris Residential Incorporated †	1,491	23,945
Vornado Realty Trust	3,032	76,679
See accompanying notes to portfolio of investments

2  |  Allspring U.S. REIT Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Equity REITs (continued)
Washington REIT	1,645	$ 32,505
Welltower Incorporated	8,723	619,592
WP Carey Incorporated	3,906	307,793
Xenia Hotels & Resorts Incorporated	2,152	33,184
Total Common stocks (Cost $15,968,503)		17,483,409

		Yield
Short-term investments: 0.91%
Investment companies: 0.91%
Allspring Government Money Market Fund Select Class ♠∞		3.60%	159,942	159,942
Total Short-term investments (Cost $159,942)				159,942
Total investments in securities (Cost $16,128,445)	100.08%			17,643,351
Other assets and liabilities, net	(0.08)			(13,240)
Total net assets	100.00%			$17,630,111

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$102,224	$9,025,514	$(8,967,796)	$0	$0	$159,942	159,942	$2,339
See accompanying notes to portfolio of investments

Allspring U.S. REIT Portfolio  |  3

Notes to portfolio of investments—November 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Real estate	$17,483,409	$0	$0	$17,483,409
Short-term investments
Investment companies	159,942	0	0	159,942
Total assets	$17,643,351	$0	$0	$17,643,351
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended November 30, 2022, the Portfolio did not have any transfers into/out of Level 3.

4  |  Allspring U.S. REIT Portfolio